united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Fair Value

	COMMON STOCKS - 99.3%
	CHEMICALS - 2.0%
2,795	Sherwin-Williams Co.	$1,280,921

	COMMERCIAL SERVICES - 10.5%
2,970	CoStar Group, Inc.*	1,645,558
27,190	PayPal Holdings, Inc.*	3,112,167
28,610	Square, Inc.*	2,075,083
		6,832,808
	COSMETICS/PERSONAL CARE - 3.1%
10,955	Estee Lauder Cos., Inc.	2,005,970

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
59,640	Synchrony Financial	2,067,719
12,585	Visa, Inc.	2,184,127
		4,251,846
	ELECTRONICS - 2.1%
17,290	Garmin Ltd.	1,379,742

	HEALTHCARE - SERVICES - 3.4%
13,695	IQVIA Holdings, Inc. *	2,203,526

	INSURANCE - 5.1%
25,410	Progressive Corp.	2,031,021
23,075	Voya Financial, Inc.	1,276,048
		3,307,069
	INTERNET - 6.1%
1,355	Amazon.com, Inc.*	2,565,869
3,770	Netflix, Inc.*	1,384,796
		3,950,665
	MACHINERY-DIVERSIFIED - 4.9%
2,670	Roper Technologies, Inc.	977,914
26,555	Xylem, Inc.	2,221,060
		3,198,974
	MEDIA - 1.5%
13,290	World Wrestling Entertainment, Inc.	959,671

	MISCELLANEOUS MANUFACTURING - 2.4%
11,000	Carlisle Cos., Inc.	1,544,510

	RETAIL - 9.6%
14,105	Lululemon Athletica, Inc.*	2,541,862
20,610	Starbucks Corp.	1,727,736
5,555	Ulta Beauty, Inc.*	1,926,974
		6,196,572
	SEMICONDUCTORS - 6.8%
52,875	Applied Materials, Inc.	2,374,616
38,580	Marvell Technology Group Ltd.	920,905
14,310	QUALCOMM, Inc.	1,088,562
		4,384,083
JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares		Fair Value

	COMMON STOCKS (Continued) - 99.3%
	SOFTWARE - 29.7%
7,450	Adobe, Inc. *	$2,195,142
26,360	Microsoft Corp.	3,531,186
11,515	salesforce.com, Inc. *	1,747,171
9,370	ServiceNow, Inc. *	2,572,721
16,620	Splunk, Inc. *	2,089,965
11,250	Take-Two Interactive Software, Inc.*	1,277,213
14,195	Twilio, Inc.*	1,935,488
16,680	Veeva Systems, Inc. *	2,703,995
7,255	Vmware, Inc.	1,213,109
		19,265,990
	TELECOMMUNICATIONS - 2.3%
36,950	Ciena Corp.*	1,519,753

	TRANSPORTATION - 3.3%
14,225	Old Dominion Freight Line, Inc.	2,123,223

	TOTAL COMMON STOCKS (Cost $52,334,963)	64,405,323

	TOTAL INVESTMENTS - 99.3% (Cost $52,334,963)	$64,405,323
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	457,518
	TOTAL NET ASSETS - 100.0%	$64,862,841

* Non-Income producing security.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$64,405,323	$-	$-	$64,405,323
Total			$64,405,323	$-	$-	$64,405,323

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$52,335,461	$12,620,775	$(550,913)	$12,069,862

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date __8/26/2019________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date__8/26/2019________

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date__8/26/2019________